                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-00082
                                                     ---------

                                   CGM TRUST
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              T. John Holton, Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
                                ----------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2008
                         -----------------

Date of reporting period: March 31, 2008
                          --------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                      CGM MUTUAL FUND
----------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF MARCH 31, 2008
(unaudited)

COMMON STOCKS -- 73.2% OF TOTAL NET ASSETS
                                                                                                 SHARES          VALUE (a)
                                                                                                 ------          ---------
ALUMINUM - 5.2%
  Alcoa Inc. ............................................................................         870,000      $ 31,372,200
                                                                                                               ------------

BANKS - MONEY CENTER -- 4.5%
  Banco Itau Holding Financeira S.A. ADR (b)(c) .........................................       1,170,000        26,629,200
                                                                                                               ------------

BROKERAGE/INVESTMENT SERVICES -- 3.5%
  JPMorgan Chase & Co. ..................................................................         490,000        21,045,500
                                                                                                               ------------

COPPER -- 8.4%
  Freeport-McMoRan Copper & Gold Inc. ...................................................         330,000        31,752,600
  Southern Copper Corporation ...........................................................         180,000        18,689,400
                                                                                                               ------------
                                                                                                                 50,442,000
                                                                                                               ------------
HEAVY CAPITAL GOODS -- 2.5%
  Cummins Inc. ..........................................................................         320,000        14,982,400
                                                                                                               ------------

METALS AND MINING -- 12.3%
  Agnico-Eagle Mines Limited ............................................................         280,000        18,958,800
  Anglo American plc ADR (b) ............................................................         100,000         2,977,000
  Companhia Vale do Rio Doce ADR (b)(c) .................................................         830,000        28,751,200
  Rio Tinto plc ADR (b) .................................................................          55,000        22,651,200
                                                                                                               ------------
                                                                                                                 73,338,200
                                                                                                               ------------
OIL - INDEPENDENT PRODUCTION -- 13.5%
  EOG Resources, Inc. ...................................................................         230,000        27,600,000
  Petroleo Brasileiro S.A. - Petrobras ADR (b)(c) .......................................         520,000        53,097,200
                                                                                                               ------------
                                                                                                                 80,697,200
                                                                                                               ------------
OIL SERVICE -- 6.3%
  Schlumberger Limited ..................................................................         430,000        37,410,000
                                                                                                               ------------

STEEL -- 17.0%
  Companhia Siderurgica Nacional ADR (b)(c) .............................................       1,065,000       38,329,350
  Steel Dynamics, Inc. ..................................................................         800,000       26,432,000
  United States Steel Corporation .......................................................         290,000       36,792,300
                                                                                                               ------------
                                                                                                                101,553,650
                                                                                                               ------------
TOTAL COMMON STOCKS (Identified cost $375,739,290) .....................................................        437,470,350
                                                                                                               ------------





BILLS -- 26.4% OF TOTAL NET ASSETS

                                                                                              FACE
                                                                                             AMOUNT
                                                                                             ------

UNITED STATES TREASURY -- 26.4%
  United States Treasury Bills, 1.191%, 06/12/08 ........................................    $113,500,000       113,226,465
  United States Treasury Bills, 1.993%, 05/29/08 ........................................      29,400,000        29,304,319
  United States Treasury Bills, 2.076%, 04/03/08 ........................................      15,000,000        14,997,417
                                                                                                               ------------

TOTAL BILLS (Identified cost $157,483,936) ..............................................................       157,528,201
                                                                                                               ------------

SHORT-TERM INVESTMENT -- 0.2% OF TOTAL NET ASSETS

  American Express Credit Corporation, 2.25%, 4/01/08 (Cost $1,180,000) .................       1,180,000         1,180,000
                                                                                                               ------------

TOTAL INVESTMENTS -- 99.8% (Identified cost $534,403,226) (d) ...........................................       596,178,551
  Cash and receivables ..................................................................................        27,257,496
  Liabilities ...........................................................................................       (26,123,720)
                                                                                                               ------------
TOTAL NET ASSETS -- 100.0% ..............................................................................      $597,312,327
                                                                                                               ============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Corporate debt securities (other than short-term investments having a maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. U.S. government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) The Fund has approximately 25% of its net assets at March 31, 2008 invested in companies incorporated in Brazil.
(d) Federal Tax Information: At March 31, 2008 the net unrealized appreciation on investments based on cost of $538,544,052 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value
      over tax cost .....................................................................................      $ 64,271,554
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax
      cost over value ...................................................................................        (6,637,055)
                                                                                                               ------------
                                                                                                               $ 57,634,499
                                                                                                               ============

    The cost basis and unrealized appreciation/ (depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

                                                      CGM MUTUAL FUND
----------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF MARCH 31, 2008 (CONTINUED)
(unaudited)

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements",
effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of FAS 157 on January 1, 2008.
FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In accordance with FAS 157, CGM Mutual Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosures, CGM Mutual Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

o Level 1 - Prices determined using: quoted prices in active markets for identical securities

o Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

o Level 3 - Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end for the period), unobservable inputs may be used. Unobservable inputs reflect CGM Mutual Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Mutual Fund's investments at March
31, 2008:

                                                                                          INVESTMENTS IN       OTHER FINANCIAL
    VALUATION INPUTS                                                                        SECURITIES           INSTRUMENTS
                                                                                          --------------       ---------
    Level 1 - Quoted Prices .........................................................      $550,696,815              N/A
    Level 2 - Other Significant Observable Inputs ...................................        45,481,736              N/A
    Level 3 - Significant Unobservable Inputs .......................................          none                  N/A
                                                                                           -----------               ---
        TOTAL                                                                              $596,178,551              N/A
                                                                                           ============              ===

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security's assigned level within the fair value hierarchy described above. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

                                                      CGM REALTY FUND
----------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF MARCH 31, 2008
(unaudited)

COMMON STOCKS -- 99.3% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS -- 68.7%
                                                                                                 SHARES           VALUE (a)
                                                                                                 ------           ---------
HEALTHCARE -- 5.5%
  Ventas, Inc. ..........................................................................       2,375,000    $  106,661,250
                                                                                                             --------------

MISCELLANEOUS -- 3.5%
  Entertainment Properties Trust ........................................................       1,395,000        68,815,350
                                                                                                             --------------

MORTGAGE -- 5.2%
  Annaly Capital Management, Inc. .......................................................       6,600,000       101,112,000
                                                                                                             --------------

OFFICE AND INDUSTRIAL -- 27.4%
  Alexandria Real Estate Equities, Inc. .................................................       1,093,500       101,389,320
  AMB Property Corporation ..............................................................         740,000        40,270,800
  Boston Properties, Inc. ...............................................................       1,070,000        98,514,900
  Digital Realty Trust, Inc. ............................................................       2,865,000       101,707,500
  ProLogis ..............................................................................       1,820,000       107,125,200
  SL Green Realty Corp. .................................................................         150,000        12,220,500
  Vornado Realty Trust ..................................................................         850,000        73,278,500
                                                                                                             --------------
                                                                                                                534,506,720
                                                                                                             --------------
RETAIL -- 27.1%

  Federal Realty Investment Trust .......................................................       1,365,000       106,401,750
  General Growth Properties, Inc. .......................................................       2,900,000       110,693,000
  Kimco Realty Corporation ..............................................................         450,000        17,626,500
  Simon Property Group, Inc. ............................................................       1,170,000       108,704,700
  Tanger Factory Outlet Centers, Inc. (b) ...............................................       2,130,000        81,941,100
  Taubman Centers, Inc. .................................................................       1,980,000       103,158,000
                                                                                                             --------------
                                                                                                                528,525,050
                                                                                                             --------------

  TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $1,362,515,283) ..................                     1,339,620,370
                                                                                                             --------------
OTHER COMMON STOCKS -- 30.6%

COPPER -- 5.3%
  Freeport-McMoRan Copper & Gold Inc. ...................................................       1,070,000       102,955,400
                                                                                                             --------------

FERTILIZER -- 25.3%
  Potash Corporation of Saskatchewan Inc. (c) ...........................................       1,375,800       213,537,918
  The Mosaic Company (d) ................................................................       2,720,000       279,072,000
                                                                                                             --------------
                                                                                                                492,609,918
                                                                                                             --------------

TOTAL OTHER COMMON STOCKS (Identified cost $247,086,792) ................................                       595,565,318
                                                                                                             --------------

TOTAL COMMON STOCKS (Identified cost $1,609,602,075) ....................................................     1,935,185,688
                                                                                                             --------------

SHORT-TERM INVESTMENT -- 0.8% OF TOTAL NET ASSETS

                                                                                                FACE
                                                                                               AMOUNT
                                                                                               ------
  American Express Credit Corporation, 2.25%, 4/01/08 (Cost $16,320,000) ................    $ 16,320,000        16,320,000
                                                                                                             --------------

TOTAL INVESTMENTS -- 100.1% (Identified cost $1,625,922,075) (e) ........................................     1,951,505,688
  Cash and receivables ..................................................................................        20,280,634
  Liabilities ...........................................................................................       (22,337,326)
                                                                                                             --------------
TOTAL NET ASSETS -- 100.0% ..............................................................................    $1,949,448,996
                                                                                                             ==============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

(b) Non-controlled affiliate. Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended March 31, 2008:

                               NUMBER OF                                  NUMBER OF SHARES
                              SHARES HELD          GROSS        GROSS      HELD MARCH 31,      DIVIDEND       MARKET VALUE
    NAME OF ISSUER         DECEMBER 31, 2007     PURCHASES      SALES           2008            INCOME       MARCH 31, 2008
    --------------         -----------------     ---------      -----     -----------------     ------       --------------

    Tanger Factory Outlet
      Centers, Inc.            1,880,000          250,000         0           2,130,000        $766,800       $81,941,100
                                                                                               ========       ===========

(c) The Fund had approximately 11% of its net assets at March 31, 2008 invested in companies incorporated in Canada.
(d) Non-income producing security.
(e) Federal Tax Information: At March 31, 2008, the net unrealized appreciation on investments based on cost of
    $1,640,701,519 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value
      over tax cost .....................................................................................    $ 372,670,506
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax
      cost over value ...................................................................................      (61,866,337)
                                                                                                             --------------
                                                                                                             $ 310,804,169
                                                                                                             ==============

    The cost basis and unrealized appreciation/ (depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

                                                      CGM REALTY FUND
----------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF MARCH 31, 2008 (CONTINUED)
(unaudited)

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements",
effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of FAS 157 on January 1, 2008.
FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In accordance with FAS 157, CGM Realty Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosures, CGM Realty Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

o Level 1 - Prices determined using: quoted prices in active markets for identical securities

o Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

o Level 3 - Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end for the period), unobservable inputs may be used. Unobservable inputs reflect CGM Realty Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Realty Fund's investments at March
31, 2008:

                                                                                            INVESTMENTS    OTHER FINANCIAL
    VALUATION INPUTS                                                                       IN SECURITIES     INSTRUMENTS
                                                                                           --------------  ---------------
    Level 1 - Quoted Prices .............................................................  $1,935,185,688        N/A
    Level 2 - Other Significant Observable Inputs .......................................      16,320,000        N/A
    Level 3 - Significant Unobservable Inputs ...........................................       none             N/A
                                                                                           --------------       -----
        TOTAL                                                                              $1,951,505,688        N/A
                                                                                           ==============        ===

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security's assigned level within the fair value hierarchy described above. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

                                                       CGM FOCUS FUND
----------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF MARCH 31, 2008
(unaudited)

COMMON STOCKS -- 98.5% OF TOTAL NET ASSETS
                                                                                                SHARES          VALUE (a)
                                                                                                ------          ---------
ALUMINUM -- 6.2%
  Alcoa Inc. ............................................................................       8,270,000    $  298,216,200
  Aluminum Corporation of China Limited ADR (b) .........................................       2,020,000        81,668,600
                                                                                                             --------------
                                                                                                                379,884,800
                                                                                                             --------------
BANKS - MONEY CENTER -- 13.0%
  Banco Bradesco S.A. ADR (b)(c) ........................................................      10,550,000       292,868,000
  Banco Itau Holding Financeira S.A. ADR (b)(c) .........................................      11,500,000       261,740,000
  Unibanco Holdings S.A. GDR (c)(d) .....................................................       2,020,000       235,612,800
                                                                                                             --------------
                                                                                                                790,220,800
                                                                                                             --------------
COPPER -- 10.4%
  Freeport-McMoRan Copper & Gold Inc. (e) ...............................................       3,378,700       325,098,514
  Southern Copper Corporation ...........................................................       2,963,700       307,720,971
                                                                                                             --------------
                                                                                                                632,819,485
                                                                                                             --------------
FERTILIZER -- 10.2%
  Potash Corporation of Saskatchewan Inc. ...............................................       1,978,500       307,082,985
  The Mosaic Company (f) ................................................................       3,060,000       313,956,000
                                                                                                             --------------
                                                                                                                621,038,985
                                                                                                             --------------
FOOD - AGRIBUSINESS -- 5.0%
  Monsanto Company ......................................................................       2,712,200       302,410,300
                                                                                                             --------------

OFFSHORE DRILLING -- 0.2%
  Nabors Industries Ltd. (f) ............................................................         300,000        10,131,000
                                                                                                             --------------

OIL - INDEPENDENT PRODUCTION -- 11.4%
  Apache Corporation ....................................................................         705,000        85,178,100
  Devon Energy Corporation ..............................................................       2,695,000       281,169,350
  Petroleo Brasileiro S.A. - Petrobras ADR (b)(c)(e) ....................................       3,187,200       325,444,992
                                                                                                             --------------
                                                                                                                691,792,442
                                                                                                             --------------
OIL SERVICE -- 7.8%
  Schlumberger Limited (e) ..............................................................       3,490,000       303,630,000
  Weatherford International Ltd (f) .....................................................       2,330,000       168,855,100
                                                                                                             --------------
                                                                                                                472,485,100
                                                                                                             --------------
STEEL -- 24.6%
  ArcelorMittal .........................................................................       4,170,000       341,106,000
  Companhia Siderurgica Nacional ADR (b)(c) .............................................       3,950,000       142,160,500
  Gerdau S.A. ADR (b)(c) ................................................................       5,900,000       180,363,000
  Mechel OAO ADR (b) ....................................................................         920,000       104,686,800
  Nucor Corporation (e) .................................................................       5,242,500       355,126,950
  United States Steel Corporation (e) ...................................................       2,975,000       377,438,250
                                                                                                             --------------
                                                                                                              1,500,881,500
                                                                                                             --------------

TELEPHONE -- 9.7%
  America Movil, S.A.B. de C.V. ADR (b) .................................................       5,400,000       343,926,000
  Open Joint Stock Company "Vimpel-Communications" ADR (b)(e) ...........................       4,460,000       133,309,400
  Turkcell Iletisim Hizmetleri A.S. ADR (b) .............................................       5,600,000       116,984,000
                                                                                                             --------------
                                                                                                                594,219,400
                                                                                                             --------------

TOTAL COMMON STOCKS (Identified cost $5,394,288,192) ....................................................     5,995,883,812
                                                                                                             --------------

SHORT-TERM INVESTMENT -- 1.5% OF TOTAL NET ASSETS

                                                                                                FACE
                                                                                               AMOUNT
                                                                                               ------

  American Express Credit Corporation, 2.25%, 4/01/08 (Cost $93,655,000) ................    $ 93,655,000        93,655,000
                                                                                                             --------------

TOTAL INVESTMENTS -- 100.0% (Identified cost $5,487,943,192) (g) ........................................     6,089,538,812
  Cash and receivables ..................................................................................       512,219,281
  Liabilities ...........................................................................................      (515,709,251)
                                                                                                             --------------
TOTAL NET ASSETS -- 100.0% ..............................................................................    $6,086,048,842
                                                                                                             ==============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments have a maturity of sixty days or less are stated at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the
    Board of Trustees.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) The Fund has approximately 24% of its assets at March 31, 2008 invested in companies incorporated in Brazil.
(d) A Global Depositary Receipt (GDR) is a certificate issued by an international bank representing the right to receive securities of the foreign issuer described. The shares trade as domestic shares but are also offered for sale globally on foreign exchanges. The values of GDRs are significantly influenced by trading on exchanges not located in the United
    States or Canada.
(e) A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at March 31, 2008 was $1,087,799,000 and the value of cash held in a segregated account was $375,381,761, a portion of which may have been restricted at March 31, 2008.
(f) Non-income producing security.
(g) Federal Tax Information: At March 31, 2008, the net unrealized appreciation on investments based on cost of
    $5,557,767,514 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value
      over tax cost .....................................................................................      $755,044,146
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax
      cost over value ...................................................................................      (223,272,848)
                                                                                                               ------------
                                                                                                               $531,771,298
                                                                                                               ============

    The cost basis and unrealized appreciation/ (depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

                                                       CGM FOCUS FUND
----------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF MARCH 31, 2008 (CONTINUED)
(unaudited)

SECURITIES SOLD SHORT (PROCEEDS $363,237,597)

                                                                                                 SHARES        VALUE (a)
  Washington Mutual, Inc. ...............................................................      32,000,000      $329,600,000
                                                                                                               ------------
                                                                                                               $329,600,000
                                                                                                               ============

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements",
effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of FAS 157 on January 1, 2008.
FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In accordance with FAS 157, CGM Focus Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosures, CGM Focus Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

o Level 1 - Prices determined using: quoted prices in active markets for identical securities

o Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

o Level 3 - Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end for the period), unobservable inputs may be used. Unobservable inputs reflect CGM Focus Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Focus Fund's investments and securities sold short at March 31, 2008:

                                                                       ASSETS --        LIABILITIES --
                                                                      INVESTMENTS        SECURITIES        OTHER FINANCIAL
    VALUATION INPUTS                                                 IN SECURITIES       SOLD SHORT          INSTRUMENTS
                                                                     --------------      ------------      ---------------
    Level 1 - Quoted Prices ......................................   $5,995,883,812      $329,600,000            N/A
    Level 2 - Other Significant Observable Inputs ................       93,655,000          none                N/A
    Level 3 - Significant Unobservable Inputs ....................        none               none                N/A
                                                                     --------------      ------------            ----
          TOTAL                                                      $6,089,538,812      $329,600,000            N/A
                                                                     ==============      ============            ===

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security's assigned level within the fair value hierarchy described above. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d)under the Act)that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CGM Trust

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: May 16, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: May 16, 2008


By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer

Date: May 16, 2008